SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   02/11/2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 44
form 13F Information Table Value Total: $303,811
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      390     4201 SH       Sole                     4201
A.H. Belo Corp.	               COM	        001282102     7307  1571475 SH 	     Sole		   1571475
Abbott Laboratories	       COM		002824100     5019    76632 SH 	     Sole		     76632
Advance Auto Parts Inc.	       COM	        00751y106    13401   185226 SH 	     Sole		    185226
Advent Software Inc	       COM	        007974108     2334   109181 SH 	     Sole		    109181
Aimia Inc	               COM	        00900q103    15460  1035217 SH 	     Sole		   1035217
Alamo Group Inc.	       COM	        011311107     7260   222441 SH 	     Sole		    222441
America Movil - ADR	       COM	        02364w105      417    18000 SH 	     Sole		     18000
Baxter International Inc.      COM	        071813109      581     8717 SH 	     Sole		      8717
Berkshire Hathaway Class B     COM	        084670702      581     6475 SH       Sole		      6475
Berkshire Hathaway Inc Cl A    COM	        084670108      268	  2 SH 	     Sole		         2
Biosante Pharmaceuticals       COM	        09065V302	22    17980 SH 	     Sole		     17980
Capital Southwest Corp.	       COM	        140501107    28861   291001 SH 	     Sole		    291001
CBS Corp - Cl B	               COM	        124857202    14283   375381 SH 	     Sole		    375381
Coca-Cola Co.	               COM	        191216100      344     9500 SH 	     Sole		      9500
Dover Motorsports Inc	       COM	        260174107      102    60501 SH 	     Sole		     60501
E-L Financial Corp. Ltd	       COM	        268575107     8251    18886 SH 	     Sole		     18886
Enpro Industries Inc.	       COM	        29355x107     5074   124065 SH 	     Sole		    124065
Exxon Mobil Corp Com	       COM	        30231G102      556     6428 SH 	     Sole		      6428
Harris Corporation	       COM	        413875105    10070   205671 SH 	     Sole		    205671
Heelys Inc.	               COM	        42279m107     1803   808550 SH 	     Sole		    808550
Hospira Inc	               COM	        44106m102      684    21893 SH 	     Sole		     21893
Hyster-Yale Materials	       COM	        449172105     5756   117948 SH 	     Sole		    117948
Int'l Business Machines	       COM	        459200101      432     2257 SH 	     Sole		      2257
Johnson & Johnson              COM              478160104      415     5918 SH       Sole                     5918
KKR & Co. LP                   COM              48248m102    13432   881955 SH       Sole                   881955
McDonalds Corp.	               COM	        580135101     5531    62706 SH 	     Sole		     62706
Microsoft Corp.	               COM	        594918104    12229   457841 SH 	     Sole		    457841
Motorola Solutions Inc	       COM	        620076307    18032   323853 SH 	     Sole		    323853
MSCI Inc	               COM	        55354g100    12616   407088 SH       Sole		    407088
Nacco Industries	       COM	        629579103     2657    43779 SH 	     Sole		     43779
Petrochina Company Ltd	       COM	        71646e100      431     3000 SH       Sole		      3000
Pfizer Inc.	               COM	        717081103      469    18700 SH       Sole		     18700
Philip Morris Intl	       COM	        718172109      259     3100 SH 	     Sole		      3100
Procter & Gamble               COM              742718109      446     6565 SH       Sole                     6565
Speedway Motorsports	       COM	        847788106    15872   889687 SH 	     Sole		    889687
Staples Inc.	               COM	        855030102    12280  1077212 SH 	     Sole		   1077212
Symantec Corp.	               COM	        871503108     7948   422302 SH 	     Sole		    422302
Tesla Motors, Inc.	       COM	        88160r101      331     9787 SH 	     Sole		      9787
Time Warner Inc.	       COM	        887317303     7198   150488 SH 	     Sole		    150488
Unilever Plc	               COM	        904767704     8202   211828 SH       Sole		    211828
Viad Corp.	               COM	        92552R406    47122  1734961 SH 	     Sole		   1734961
Vodafone Group plc	       COM	        92857w209     7505   297953 SH 	     Sole		    297953
Westwood Holdings Group Inc.   COM	        961765104     1576    38533 SH 	     Sole		     38533
